Directors and employees - Management compensation (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Short-term employee benefits
Wages and salaries	£ 1,406	£ 1,520	£ 1,252
Social security costs	168	162	98
Short-term employee benefits expense	1,574	1,682	1,350
Post-employment benefits
Amounts paid in lieu of employer pension contributions	43	32	17
Other pension costs	11	14	11
Key management personnel compensation, other long-term employee benefits	54	46	28
Share-based payment	3,177	705	327
Total remuneration	£ 4,805	£ 2,433	£ 1,705